SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts Receivable - related parties	$ 14,234,246	$ 19,471,159
Allowance for credit losses - related parties	(6,797,395)	(11,407,879)
Accounts Receivable - related parties, net	7,436,851	8,063,280
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts Receivable - related parties	342,123	14,814,842
Allowance for credit losses - related parties	(98,937)	(14,184,067)
Accounts Receivable - related parties, net	$ 243,186	$ 630,775